Taxation (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of valuation allowance, current
Balance at beginning of the period	13,814,868	10,467,945	8,384,821
Current period addition	881,649	3,346,923	2,083,124
Balance at the end of the period	14,696,517	13,814,868	10,467,945
Movement of valuation allowance, non-current
Balance at beginning of the period	52,333,898	34,073,011	11,148,212
Current period addition	22,666,712	18,260,887	22,924,799
Balance at the end of the period	75,000,610	52,333,898	34,073,011